Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.51%
Corporate Revenue Bonds — 6.55%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$3,280,550
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/37 (AGM)	1,000,000	1,088,970
Series A 3.00% 1/1/39 (AGM)	1,000,000	1,081,880
Series A 3.00% 1/1/46 (AGM)	2,000,000	2,126,960
New York Liberty Development
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	1,000,000	1,440,650
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,213,250
5.00% 1/1/36 (AMT)	1,000,000	1,210,270
Suffolk Tobacco Asset Securitization
(Asset-Backed) Series B 5.25% 6/1/37	700,000	721,434
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,052,424
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	787,050
		14,003,438
Education Revenue Bonds — 22.00%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	250,570
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	557,660
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	525,555
Series A 5.50% 4/1/43	500,000	526,980

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	574,815
NQ-401 [5/21] 7/21 (1710604)    1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource

(Manhattan College Project) 5.00% 8/1/47	500,000	$587,495
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	655,386
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	278,060
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	547,095
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	836,325
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1 5.00% 7/1/46	300,000	341,613
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,231,500
5.00% 7/1/36	1,000,000	1,229,030
5.00% 7/1/37	1,000,000	1,226,440
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	610,625
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,163,950
Series B 5.00% 7/1/39	1,000,000	1,160,410
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	338,358
(True North Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/40 #	1,000,000	1,179,860
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,221,170
Series C 4.00% 7/1/43	500,000	571,080
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,094,810
(Whitney Museum of American Art) 5.00% 7/1/31	325,000	439,556
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	465,056
2    NQ-401 [5/21] 7/21 (1710604)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Colgate University) 6.00% 7/1/21 (NATL)	525,000	$527,499
(Fordham University) 5.00% 7/1/44	650,000	731,809
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	1,103,229
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,096,490
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,444
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	62,672
Series A 5.00% 7/1/37	2,200,000	2,744,632
Series A 5.00% 7/1/42	1,645,000	2,011,111
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,410,220
Series A 5.00% 7/1/39	2,000,000	2,400,300

(School Districts Financing Program) Series B 5.00% 10/1/42 (AGM)	3,565,000	4,351,689
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	321,702
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	294,923
Series B 4.00% 7/1/39	325,000	374,936
Series B 4.00% 7/1/40	300,000	345,444
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,411,306
5.00% 7/1/48	1,000,000	1,225,070
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,113,980
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	871,770
5.00% 7/1/41	500,000	617,060
NQ-401 [5/21] 7/21 (1710604)    3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Capital Resource
(Rensselaer Polytechnic Institute Project)
4.00% 9/1/35	170,000	$204,410
4.00% 9/1/36	280,000	335,675
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	506,300
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	733,075
Series A 5.00% 10/15/50	250,000	289,240
		47,074,385
Electric Revenue Bonds — 8.33%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,094,000
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	571,901
5.00% 9/1/39	2,000,000	2,531,720
5.00% 9/1/42	2,000,000	2,454,900
5.00% 9/1/47	500,000	609,920
Series A 5.00% 9/1/44	1,950,000	2,195,641
Series B 5.00% 9/1/41	1,000,000	1,198,650
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,174,860
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	62,238
Series A 6.75% 7/1/36 ‡	625,000	613,281
Series AAA 5.25% 7/1/25 ‡	35,000	33,600
Series TT 5.00% 7/1/32 ‡	1,120,000	1,072,400
Series WW 5.00% 7/1/28 ‡	270,000	258,525
Series WW 5.25% 7/1/33 ‡	195,000	187,200
Series WW 5.50% 7/1/17 ‡	420,000	398,475
Series WW 5.50% 7/1/19 ‡	330,000	314,737
Series XX 4.75% 7/1/26 ‡	40,000	38,150
Series XX 5.25% 7/1/40 ‡	1,430,000	1,372,800
Series XX 5.75% 7/1/36 ‡	140,000	135,100
4    NQ-401 [5/21] 7/21 (1710604)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	30,000	$28,613
Series ZZ 5.00% 7/1/19 ‡	570,000	540,787
Series ZZ 5.25% 7/1/24 ‡	50,000	48,000
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	750,000	892,388
		17,827,886
Healthcare Revenue Bonds — 5.88%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	291,518
Build NYC Resource
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	1,131,002
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	1,140,520
Guilderland, Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	477,592
5.00% 12/1/46	540,000	625,093
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	815,995
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,143,600
Series A 4.00% 9/1/50	2,500,000	2,848,275

(NYU Langone Hospitals Obligated Group) Series A 4.00% 7/1/53	500,000	582,795
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	520,828
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	607,225
NQ-401 [5/21] 7/21 (1710604)    5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/45 #	700,000	$805,343
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	404,024
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	821,902
		12,590,712
Lease Revenue Bonds — 6.18%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	1,095,000	1,099,249
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	767,758
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,563,630
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	518,906
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	510,660
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,000,000	2,213,300
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	564,050
New York State Dormitory Authority
(State Sales Tax) Series A 4.00% 3/15/48	80,000	90,222
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	3,187,450
6    NQ-401 [5/21] 7/21 (1710604)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	2,175,000	$2,711,050
		13,226,275
Local General Obligation Bonds — 3.41%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	3,063,175
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	631,230
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,358,574
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,234,270
		7,287,249
Pre-Refunded/Escrowed to Maturity Bonds — 4.35%
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,143,010
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36-22 §	240,000	246,941
Monroe County, Industrial Development Revenue
(Nazareth College of Rochester Project) 5.50% 10/1/41-21 §	500,000	508,835
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	1,250,000	1,252,675
New York State Dormitory Authority
Series A 5.00% 3/15/38-23 §	2,000,000	2,175,200
(Pratt Institute) Series A 5.00% 7/1/34-24 §	500,000	571,505
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York University) Series A 5.00% 7/1/37-23 §	1,000,000	1,101,370
Onondaga Civic Development Revenue
(St. Joseph's Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	397,712
5.00% 7/1/42-22 §	750,000	789,000
NQ-401 [5/21] 7/21 (1710604)    7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Onondaga County Trust for Cultural Resources
(Syracuse University Project) Series A 5.00% 12/1/30-23 §	1,000,000	$1,121,110
		9,307,358
Resource Recovery Revenue Bond — 0.73%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,570,470
		1,570,470
Special Tax Revenue Bonds — 18.55%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	506,407
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	275,237
Metropolitan Transportation Authority
(Climate Bond Certified) Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,188,520
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,005,750
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,149,850
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,256,480
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	844,185
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,267,740
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,153,400
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	586,295
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	555,510
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,221,560
Series A-1 5.00% 11/1/42	750,000	828,780
8    NQ-401 [5/21] 7/21 (1710604)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	$1,164,630
5.00% 11/15/40	1,000,000	1,156,410
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series A 5.00% 3/15/40	5,000,000	6,208,800
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	500,000	566,545
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	477,573
Series A-1 4.75% 7/1/53	5,720,000	6,430,195
Series A-1 5.00% 7/1/58	5,085,000	5,800,968
Series A-2 4.329% 7/1/40	370,000	410,522
Series A-2 4.536% 7/1/53	1,330,000	1,475,170
Virgin Islands Public Finance Authority Revenue
Series A 5.00% 10/1/29	170,000	170,383
		39,700,910
State General Obligation Bonds — 2.87%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	1,920,000	1,550,400
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	242,325
Series A 5.00% 7/1/41 ‡	675,000	543,375
Series A 5.125% 7/1/37 ‡	685,000	567,694
Series A 5.25% 7/1/34 ‡	945,000	850,500
Series A 5.375% 7/1/33 ‡	665,000	593,512
Series B 5.75% 7/1/38 ‡	625,000	550,781
Series C 6.00% 7/1/39 ‡	1,215,000	1,079,831
Unrefunded Series B 5.00% 7/1/35 ‡	185,000	166,038
		6,144,456
Transportation Revenue Bonds — 12.09%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	516,128
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	531,540
(Climate Bond Certified) Series E 4.00% 11/15/45	1,500,000	1,726,170
NQ-401 [5/21] 7/21 (1710604)    9

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	$1,126,550
Series C-1 5.25% 11/15/55	1,500,000	1,871,040
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,156,300
Series L 5.00% 1/1/35	1,535,000	1,900,130

(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,184,780
New York Transportation Development Corporation Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project) Series A 4.00% 12/1/40 (AMT)	335,000	392,737
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	898,862
Series A 5.00% 4/1/35 (AMT)	775,000	970,014
Series A 5.00% 4/1/37 (AMT)	750,000	934,080
Series A 5.00% 4/1/39 (AMT)	350,000	433,979
Port Authority of Guam
(Governmental) Series A 5.00% 7/1/48	1,375,000	1,620,988
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series) 4.00% 11/1/49	1,000,000	1,170,610
(Consolidated Bonds - Two Hundred Sixteen Series) 4.00% 9/1/49	1,000,000	1,167,680
(Consolidated Bonds - Two Hundredth Series) 5.00% 10/15/42	2,500,000	3,061,900
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,370,680
Series A 5.00% 11/15/47	1,000,000	1,227,730
Series A 5.00% 11/15/49	325,000	415,161
Westchester County Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT) #	1,100,000	1,182,962
		25,860,021
10    NQ-401 [5/21] 7/21 (1710604)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 5.57%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	$2,342,140
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,223,510
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	3,137,875
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,167,230
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,193,170
Fiscal 2021 Subordinate Series BB-1 4.00% 6/15/50	1,000,000	1,184,790
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	501,750
Series B 4.00% 6/15/49	1,000,000	1,172,130
		11,922,595
Total Municipal Bonds (cost $186,771,130)		206,515,755

Short-Term Investments — 2.52%
Variable Rate Demand Notes — 2.52%¤
New York City
Fiscal 2014 Subordinate Series I-2 0.01% 3/1/40 (SPA - JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Fiscal 2008 Series BB-5 0.02% 6/15/33 (SPA - Bank of America N.A.)	700,000	700,000
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2015 Subordinate Series E-3 0.01% 2/1/45 (SPA - JPMorgan Chase Bank N.A.)	800,000	800,000
NQ-401 [5/21] 7/21 (1710604)    11

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2019 Subordinate Series B-4 0.01% 8/1/42 (SPA - JPMorgan Chase Bank N.A.)	1,400,000	$1,400,000
Total Short-Term Investments (cost $5,400,000)		5,400,000
Total Value of Securities—99.03% (cost $192,171,130)		211,915,755

Receivables and Other Assets Net of Liabilities—0.97%		2,068,708
Net Assets Applicable to 17,830,594 Shares Outstanding—100.00%		$213,984,463
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $14,594,432, which represents 6.82% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
12    NQ-401 [5/21] 7/21 (1710604)

(Unaudited)
Summary of abbreviations: (continued)
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-401 [5/21] 7/21 (1710604)    13